Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

Executive Stock Purchases

Two Aytu executive officers, Joshua Disbrow and Jarrett Disbrow, participated in the August 2017 offering. Each officer purchased 83,333 units.

Services Agreement

In July 2015, Aytu entered into an agreement with Ampio, whereby Aytu agreed to pay Ampio a set amount per month for shared overhead, which included costs related to a shared corporate staff and other miscellaneous overhead expenses. This agreement as amended in November 2015, April 2016, July 2016, January 2017 required a monthly payment of $12,000. This agreement was terminated in June 2017.

Sponsored Research Agreement

In June 2013, Luoxis entered into a sponsored research agreement with TRLLC, an entity controlled by Ampio’s director and Chief Scientific Officer, Dr. Bar-Or. The agreement was amended in January 2015 and provided for Luoxis (now Aytu) to pay $6,000 per month to TRLLC in consideration for services related to research and development of the Oxidation Reduction Potential platform. In March 2014, Luoxis also agreed to pay a sum of $615,000 which was being amortized over the contractual term of 60.5 months and was divided between current and long-term on the balance sheet; as of September 2014, this amount had been paid in full. This agreement was terminated in March 2017.

Note 11 – Related Party Transactions

Services Agreement

In July 2015, Aytu entered into an agreement with Ampio, whereby Aytu agreed to pay Ampio a set amount per month for shared overhead, which includes costs related to the shared corporate staff and other miscellaneous overhead expenses. This agreement was amended in November 2015, April 2016, July 2016, and again in January 2017 resulting in an amount of $12,000 per month. This agreement was terminated in June 2017.

Sponsored Research Agreement

In June 2013, Luoxis entered into a sponsored research agreement with TRLLC, an entity controlled by Ampio’s director and Chief Scientific Officer, Dr. Bar-Or. The agreement, which was amended in January 2015 and provided for Luoxis (now Aytu) to pay $6,000 per month to TRLLC in consideration for services related to research and development of the Oxidation Reduction Potential platform. In March 2014, Luoxis also agreed to pay a sum of $615,000 which was being amortized over the contractual term of 60.5 months and was divided between current and long-term on the balance sheet; as of September 2014, this amount had been paid in full. This agreement was terminated in March 2017.